BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS

July 31, 2024 (unaudited)

All investments in the United States, except as noted.

Shares			Value
	COMMON STOCK (96.3%)
	COMMUNICATIONS (3.3%)
33,426	Arista Networks, Inc.[1]		$11,583,780
	Total Communications		11,583,780

	CONSUMER CYCLICAL (11.1%)
948	NVR, Inc.[1]		8,159,891
40,593	Watsco, Inc.		19,869,868
144,865	Wyndham Hotels & Resorts, Inc.		10,969,178
	Total Consumer Cyclical		38,998,937

	CONSUMER NON-CYCLICAL (22.3%)
124,003	AMN Healthcare Services, Inc.[1]		8,385,083
81,854	Bright Horizons Family Solutions, Inc.[1]		9,842,943
193,290	Bruker Corp.		13,242,298
264,037	Darling Ingredients, Inc.[1]		10,490,190
196,138	GXO Logistics, Inc.[1]		10,979,805
24,706	ICON, Plc. ADR (Ireland)[1]		8,114,439
794,321	Mister Car Wash, Inc.[1]		6,036,840
159,631	Shift4 Payments, Inc. (Class A)[1]		10,981,016
	Total Consumer Non-Cyclical		78,072,614

	FINANCIALS (11.4%)
199,855	Brown & Brown, Inc.		19,871,583
91,325	CBRE Group, Inc. (Class A)[1]		10,293,241
44,006	LPL Financial Holdings, Inc.		9,748,209
	Total Financials		39,913,033

	INDUSTRIALS (23.2%)
86,733	Advanced Drainage Systems, Inc.		15,355,210
86,849	AptarGroup, Inc.		12,765,066
137,728	Crown Holdings, Inc.		12,216,474
213,636	GFL Environmental, Inc. (Canada)		8,293,350
64,178	HEICO Corp. (Class A)		12,200,880
90,744	Toro Co.		8,686,923
42,843	Vulcan Materials Co.		11,760,832
	Total Industrials		81,278,735

	TECHNOLOGY (25.0%)
51,272	Aspen Technology, Inc.[1]		9,636,572
153,469	Entegris, Inc.		18,153,848
62,434	Globant S.A. (Luxembourg)[1]		12,156,524
153,735	Guidewire Software, Inc.[1]		23,071,011
73,817	Take-Two Interactive Software, Inc.[1]		11,111,673
37,437	Zebra Technologies Corp. (Class A)[1]		13,147,500
	Total Technology		87,277,128
	Total Common Stock (Cost $285,525,490)		337,124,227

TOTAL INVESTMENTS (Cost $285,525,490)[2]		96.3%	$337,124,227
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES		3.7%	13,021,495
NET ASSETS		100.00%	$350,145,722

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

[1]	Non-income producing security.

[2]	The aggregate cost for federal income tax purposes is $285,525,490, the aggregate gross unrealized appreciation is $56,369,072 and the aggregate gross unrealized depreciation is $4,770,335, resulting in net unrealized appreciation of $51,598,737.

Abbreviation:

ADR − American Depositary Receipt.

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

FAIR VALUE MEASUREMENTS

BBH Select Series – Mid Cap Fund (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value, including the model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).

—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2024.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2024
Common Stock:
Communications	$11,583,780	$–	$–	$11,583,780
Consumer Cyclical	38,998,937	–	–	38,998,937
Consumer Non-Cyclical	78,072,614	–	–	78,072,614
Financials	39,913,033	–	–	39,913,033
Industrials	81,278,735	–	–	81,278,735
Technology	87,277,128	–	–	87,277,128
Total Investments, at value	$337,124,227	$–	$–	$337,124,227

BBH SELECT SERIES - MID CAP FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2024 (unaudited)

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc., located at 1290 Broadway, Suite 1000, Denver, CO 80203.